JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

March 6, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
JPMorgan International Research
Enhanced Equity Fund (the “Fund”)
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses of the Fund do not differ from the Prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 277 (Amendment 278 under the Investment Company Act of 1940) filed electronically on February 28, 2018.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary